SEGMENT INFORMATION - Research and development (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SEGMENT INFORMATION
Total research and development expenses	$ 13,964,667	$ 12,015,184
Single reportable segment
SEGMENT INFORMATION
Direct research and development expenses	5,575,874	3,940,166
Payroll and other related costs of personnel	6,773,495	6,340,610
Lab supplies and other research and development expenses	1,615,298	1,734,408
Total indirect research and development expenses	8,388,793	8,075,018
Total research and development expenses	$ 13,964,667	$ 12,015,184